Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Information (Unaudited)
Selected Quarterly Financial Information (Unaudited)

16.       Selected Quarterly Financial Information (Unaudited)

Quarterly financial data was as follows for the periods indicated (in thousands):

	Predecessor				Partnership
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)	Fourth Quarter (1)
2011
Revenues	$18,650	$42,535	$66,208	$4,781	$24,409
Operating income (loss)	(5,856)	24,298	25,578	(7,341)	13,668
Net income (loss)	(6,210)	23,813	25,582	(7,481)	13,016
Net income available to common unitholders	—	—	—	—	12,150
Net income per limited partner unit	n/a	n/a	n/a	n/a	$0.54

2010
Revenues	$46,425	$37,511	$36,635	$19,116	$ n/a
Operating income (loss)	9,159	10,595	11,258	(4,543)	n/a
Net income (loss)	8,512	9,922	10,639	(6,739)	n/a
Net income per limited partner unit	n/a	n/a	n/a	n/a	n/a

(1)         Fourth quarter 2011 results are split 46 days each under predecessor and partnership to reflect the closing of the IPO.